Label	Element	Value
IQ CBRE NextGen Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ CBRE NextGen Real Estate ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ CBRE NextGen Real Estate Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold or sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio. This rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	137.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”), an affiliate of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”) with CBRE Investment Management Listed Real Assets LLC (“CBRE”) acting as index construction consultant to IndexIQ.
The Underlying Index is a rules-based, modified capitalization weighted, float adjusted index. The Underlying Index is designed to provide exposure to real estate sectors and companies that are expected to benefit from large trends (“NextGen Trends”) affecting property sectors of the global economy over a secular, multi-year time horizon. The NextGen Trends are focused on property sectors aligned with the following:
•
Digital Transformation: Companies that are within the technology real estate sector owning, operating, and developing cell tower, fiber network, and data center assets which enable the growth of data and digital communications.

•
eCommerce Revolution: Companies in the industrial sector owning, operating, and developing logistics facilities where products are stored and shipped to the end user and may benefit from the long-term growth of online sales.

•
Generational Change: Companies within the healthcare and residential real estate sectors that provide exposure to life science facilities, skilled nursing facilities, senior living facilities, multi-family residential, single family for rent, and student housing to capitalize on demand from aging populations, increased healthcare spending and rising home ownership costs.

Each NextGen Trend is weighted approximately equally in the Underlying Index at each rebalance. The Underlying Index identifies issuers within a NextGen Trend based on third-party industry classifications.
To be eligible for inclusion in the Underlying Index, an issuer must have a float adjusted market capitalization of at least $100 million and a minimum average daily trading volume of at least $1 million for the prior 90 days at the time of rebalance. Securities of issuers with recent stock exchange listings (e.g., recent initial public offerings) may be added to the Underlying Index on a quarterly basis, provided that the companies meet all eligibility criteria and have been trading for more than ten trading days. The Underlying Index may consist of small-, mid- and large-capitalization companies. As of June 30, 2023, the market capitalization range of the Underlying Index was approximately $429 million to $114 billion. As of June 30, 2023, the Underlying Index was composed of 91 securities.
The Underlying Index provides exposure primarily to U.S.-based companies, but also includes securities of issuers based in foreign markets. The Underlying Index rebalances and reconstitutes quarterly. At each rebalance, component securities are weighted based on float adjusted market capitalization subject to the following restrictions: (1) 75% of the Underlying Index will consist of components with weights less than 5% of the Underling Index; (2) the maximum weight of a component is 10% of the Underlying Index; and (3) each NextGen Trend will be approximately equally weighted. The allocation to each NextGen Trend and U.S. issuers may fluctuate in order to meet the other Underlying Index constraints.
The Fund generally will invest in all of the securities that comprise its Underlying Index in proportion to their weightings in the Underlying Index. The Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of real estate issuers, as determined by an unaffiliated, third-party classification standard. As a result, the Fund will concentrate in the securities of issuers in the real estate sector.
The Underlying Index may include as a component one or more ETFs advised by the Advisor (“Affiliated ETFs”) and the Fund will typically invest in any Affiliated ETF included in the Underlying Index. The Fund also may invest in Affiliated ETFs that are not components of the index if such an investment will help the Fund track the Underlying Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with its benchmark over time. The table that follows the bar chart shows the Fund’s average annual total return, both before and after taxes. The FTSE Nareit All Equity REITs Index measures the performance of all tax-qualified REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property.
Effective September 1, 2022, the Fund changed its underlying index and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior underlying index and investment strategies.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with its benchmark over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-474-7725
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	newyorklifeinvestments.com/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense reimbursement in effect, if such waivers or reimbursements were not in place, the Fund’s performance would be reduced. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s year-to-date total returns as of June 30, 2023 was 3.51%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	24.01%	4Q/2022
Lowest Return	-37.55%	1Q/2020

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return as of June 30, 2023 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.55%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2022
IQ CBRE NextGen Real Estate ETF | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Advisor or any of its affiliates.
IQ CBRE NextGen Real Estate ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund’s Shares will change in value and you could lose money by investing in the Fund.
IQ CBRE NextGen Real Estate ETF | Authorized Participant Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk Only certain large institutions may engage in creation or redemption transactions directly with the Fund (each, an “Authorized Participant”). The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with the Fund and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with the Fund, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
IQ CBRE NextGen Real Estate ETF | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk Investments directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
IQ CBRE NextGen Real Estate ETF | Cyber Security Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cyber Security Risk The Fund is susceptible to operational risks through breaches in cyber security. Such events may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity and could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of the securities issuers or the Fund’s third-party service providers can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed.
IQ CBRE NextGen Real Estate ETF | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk Investments in common stocks and other equity securities are particularly subject to the risk of changes in investors’ perceptions of the financial condition of an issuer, conditions affecting equity markets generally and political and/or economic events. Equity prices may also be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Holders of an issuer’s common stock may be subject to greater risks than holders of its preferred stock and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of an issuer.
IQ CBRE NextGen Real Estate ETF | Focused Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Focused Investment Risk To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, group of countries, region, industry, group of industries or sector, an adverse economic, market, political or regulatory development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. Different asset classes, countries, groups of countries, regions, industries, groups of industries or sectors tend to go through cycles of outperformance and underperformance in comparison to each other and to the general financial markets.
IQ CBRE NextGen Real Estate ETF | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Some countries and regions have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. Less developed securities markets are more likely to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of clearing, custody and trade settlement problems.
IQ CBRE NextGen Real Estate ETF | Foreign Securities Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Valuation Risk The Fund’s value may be impacted by events that cause the fair value of foreign securities to materially change between the close of the local exchange on which they trade and the time at which the Fund prices its Shares. Additionally, because foreign exchanges on which securities held by the Fund may be open on days when the Fund does not price its Shares, the potential exists for the value of the securities in the Fund’s portfolio to change on days when shareholders will not be able to purchase or sell Shares. To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on foreign securities markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.
IQ CBRE NextGen Real Estate ETF | Index Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Risk There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
IQ CBRE NextGen Real Estate ETF | Industry/Sector Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industry/Sector Concentration Risk The Fund’s investment of a large percentage of its assets in the securities of issuers within the same industry or sector means that an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A concentration makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is not so concentrated. The Fund will concentrate in the securities of issuers in the real estate sector and may, to the extent its Underlying Index is so concentrated, be concentrated in the securities of issuers in one or more industries related to the real estate sector.
IQ CBRE NextGen Real Estate ETF | Real Estate Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate Sector Risk. Companies in the real estate sector may be adversely affected by, among other things, general and local economic conditions, intense competition, overbuilding, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, operating expenses and limited diversification. The real estate sector includes companies that invest in real estate, such as REITs or real estate holding companies, and other companies involved in the operation and development of residential and industrial real estate. Market Risk Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund’s value. Turbulence in financial markets, tariffs and other protectionist measures, political developments and uncertainty, central bank policy, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.
IQ CBRE NextGen Real Estate ETF | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
IQ CBRE NextGen Real Estate ETF | Large-Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
IQ CBRE NextGen Real Estate ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund’s value. Turbulence in financial markets, tariffs and other protectionist measures, political developments and uncertainty, central bank policy, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on a Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.
IQ CBRE NextGen Real Estate ETF | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational Risk The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
IQ CBRE NextGen Real Estate ETF | Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s investment exposures. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than expected.
IQ CBRE NextGen Real Estate ETF | Passive Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Passive Management Risk The Fund is not actively managed and instead seeks to track the performance of an index. The Fund invests in the securities included in, or representative of, the Underlying Index. The provider of the Underlying Index or the index calculation agent may make errors. The index provider may include index constituents that should have been excluded, or it may exclude index constituents that should have been included. It also may include or exclude constituents at incorrect levels. This may result in the Fund, in turn, being correctly positioned to an index that has been incorrectly calculated. This could lead to losses to the Fund. In seeking to track the Underlying Index’s performance, the Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. This risk may be heightened during times of increased market volatility or other unusual market conditions. The Fund generally will not attempt to take defensive positions in declining markets and generally will not sell a security because its issuer is in financial trouble, unless that security is removed from (or was no longer useful in tracking a component of) the Underlying Index.
IQ CBRE NextGen Real Estate ETF | Real Estate Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate Companies Risk An investment in companies that invest in real estate (including REITs) exposes the Fund to the risks of the real estate market and the risks associated with the ownership of real estate. These risks can include fluctuations in the value of or destruction of underlying properties; realignment in tenant living and work habits (for example, movements to and from different parts of a nation, a region, a state or a city); tenant or borrower default; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures or operating expenses; other economic or political events affecting the real estate industry including interest rates and government regulation; concentration in a limited number of properties, geographic regions or property types; and low quality and/or conflicted management. Real estate is generally a less liquid asset class and companies that hold real estate may not be able to liquidate or modify their holdings quickly in response to changes in economic or other market conditions. Additionally, such companies may utilize leverage, which increases investment risk and the potential for more volatility in the Fund’s returns.
IQ CBRE NextGen Real Estate ETF | Secondary Market Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Secondary Market Trading Risk Although the Fund’s Shares are listed for trading on one or more securities exchanges, there can be no assurance that an active trading market for such Shares will develop or be maintained by market makers or Authorized Participants. The trading of Shares on securities exchanges is subject to the risk of irregular trading activity. Securities exchanges have requirements that must be met in order for Shares to be listed. There can be no assurance that the requirements of an exchange necessary to maintain the listing of Shares will continue to be met. This risk is particularly acute for funds that fail to attract a large number of shareholders. Pursuant to an exchange’s “circuit breaker” rules, trading in the Fund’s Shares may be halted due to extraordinary market volatility. Additionally, market makers are under no obligation to make a market in the Fund’s Shares and Authorized Participants are not obligated to submit purchase or redemption orders for creation units. In the event market makers cease making a market in the Fund’s Shares or Authorized Participants stop submitting purchase or redemption orders for creation units, the Fund’s Shares may trade at a larger premium or discount to its NAV.
IQ CBRE NextGen Real Estate ETF | Small- and/or Mid-Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small- and/or Mid-Capitalization Companies Risk Small- and mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies.
IQ CBRE NextGen Real Estate ETF | Trading Price Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Trading Price Risk Although it is generally expected that the market price of the Fund’s Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Shares of the Fund trade on securities exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates continuously throughout trading hours based on market supply of and demand for Shares and the Fund’s NAV, among other reasons. As a result, the trading prices of the Fund’s Shares may deviate significantly from NAV during periods of market volatility. The market price of the Fund’s Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by market makers or other participants that trade the Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that an investor most wants to sell their Shares. The risk of wide bid and ask spreads may be especially pronounced for smaller funds. In addition, increased market volatility may cause wider spreads.
IQ CBRE NextGen Real Estate ETF | IQ CBRE NextGen Real Estate Index(2) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01		[1]
5 Years	rr_AverageAnnualReturnYear05		[1]
10 Years	rr_AverageAnnualReturnYear10		[1]
IQ CBRE NextGen Real Estate ETF | FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(24.95%)
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	7.10%
IQ CBRE NextGen Real Estate ETF | IQ CBRE NextGen Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2013	rr_AnnualReturn2013	15.14%
Annual Return 2014	rr_AnnualReturn2014	20.68%
Annual Return 2015	rr_AnnualReturn2015	(6.94%)
Annual Return 2016	rr_AnnualReturn2016	19.21%
Annual Return 2017	rr_AnnualReturn2017	2.09%
Annual Return 2018	rr_AnnualReturn2018	(11.21%)
Annual Return 2019	rr_AnnualReturn2019	24.28%
Annual Return 2020	rr_AnnualReturn2020	(12.54%)
Annual Return 2021	rr_AnnualReturn2021	28.84%
Annual Return 2022	rr_AnnualReturn2022	(26.06%)
1 Year	rr_AverageAnnualReturnYear01	(26.06%)
5 Years	rr_AverageAnnualReturnYear05	(1.66%)
10 Years	rr_AverageAnnualReturnYear10	3.76%
IQ CBRE NextGen Real Estate ETF | IQ CBRE NextGen Real Estate ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(27.23%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(2.92%)	[3]
10 Years	rr_AverageAnnualReturnYear10	2.21%	[3]
IQ CBRE NextGen Real Estate ETF | IQ CBRE NextGen Real Estate ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.36%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.71%)	[3]
10 Years	rr_AverageAnnualReturnYear10	2.28%	[3]

[1]	Since the Underlying Index had an inception date of June 17, 2022, performance data is not available for all periods shown in the table, because performance data does not exist for the entirety of some of the periods shown.
[2]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than 0.60% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.